OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

17  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

	Balance
	Current		Non-current
	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 3)	1,500,909	688,800	13,403,691	13,366,211
Bonds payable, net (1) (Note 17.2)	27,479,415	340,767,980	953,660,440	763,368,160
Bottle guaranty deposits	12,632,184	16,427,144	—	—
Derivative contract liabilities (Note 17.3)	1,458,210	2,317,577	52,449,925	112,175,058
Lease liabilities (Note 17.4.1 - 2)	9,926,283	7,100,579	24,811,777	15,892,629
Total	52,997,001	367,302,080	1,044,325,833	904,802,058

(1) Amounts net of issuance expenses and discounts related to issuance.

The fair value of financial assets and liabilities is presented below:

	Book value	Fair value	Book value	Fair value
Current	12.31.2023	12.31.2023	12.31.2022	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	303,683,683	303,683,683	291,681,987	291,681,987
Financial assets at fair value (1)	842,906	842,906	170,206,554	170,206,554
Trade debtors and other accounts receivable (2)	296,883,937	296,883,937	279,770,286	279,770,286
Accounts receivable related companies (2)	13,192,740	13,192,740	15,062,167	15,062,167
Bank liabilities (2)	1,500,909	1,465,732	688,800	767,468
Bonds payable (2)	27,479,415	26,931,768	340,767,980	339,666,507
Bottle guaranty deposits (2)	12,632,186	12,632,186	16,427,144	16,427,144
Forward contracts liabilities (see Note 22) (1)	1,458,210	1,458,210	2,317,577	2,317,577
Leasing agreements (2)	9,926,283	9,926,283	7,100,579	7,100,579
Accounts payable (2)	428,911,984	428,911,984	384,801,630	384,801,630
Accounts payable related companies (2)	94,821,925	94,821,925	90,248,067	90,248,067

	Book value	Fair value	Book value	Fair value
Non-Current	12.31.2023	12.31.2023	12.31.2022	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value (1)	78,988,714	78,988,714	75,297,737	75,297,737
Non-current accounts receivable (2)	371,401	371,401	539,920	539,920
Accounts receivable related companies (2)	108,021	108,021	109,318	109,318
Bank liabilities (2)	13,403,691	13,403,691	13,366,211	13,921,569
Bonds payable (2)	953,660,440	894,107,588	763,368,160	729,602,210
Leasing agreements (2)	24,811,777	24,811,777	15,892,629	15,892,629
Non-current accounts payable (2)	2,392,555	2,392,555	3,015,284	3,015,284
Derivative contracts liabilities (see Note 22) (1)	52,449,925	52,449,925	112,175,058	112,175,058
Accounts payable related companies (2)	6,007,041	6,007,041	10,354,296	10,354,296
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

17.1 Bank liabilities

17.1.1     Bank liabilities, current

									Maturity		Total
Indebted Entity			Creditor Entity				Type of	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2023	12.31.2022
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	34,460	—	34,460	28,683
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	186,233	186,233	53,350
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	56,529	56,529	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	657,036	—	657,036	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	535,951	—	535,951	585,560
Foreign	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	USD	At maturity	0.18%	30,700	—	30,700	21,207
Total											1,500,909	688,800

17.1.2     Bank liabilities, non-current

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2023
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,903,691	—	—	—	4,903,691
													Total	13,403,691

17.1.3     Bank liabilities, non-current previous year

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2022
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,866,211	—	—	—	4,866,211
													Total	13,366,211

17.1.4 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

17.2     Bond obligations

On September 20, 2023, the Company issued corporate bonds in the Swiss public market for CHF 170 million. The bond consisted of a 5 - year issue with bullet structure and an annual coupon of 2.7175%. Simultaneously, derivatives (Cross Currency Swaps) have been contracted through our subsidiary in Brazil (Rio de Janeiro Refrescos) to hedge 100% of the financial obligations of the bond that are denominated in Swiss francs by redenominating such liabilities to Brazilian reais.

At the end of September 2023, Andina made the principal payment of US$365 million of Senior Notes format 144A/RegS, corresponding to 100% of the debt originally placed on January 1, 2013.

	Current		Non-current		Total
Composition of bonds payable	12.31.2023	12.31.2022	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value[1]	28,170,013	341,478,129	961,723,115	769,765,783	989,893,128	1,111,243,912

1 Gross amounts do not include issuance expenses and discounts related to issuance.

17.2.1     Current and non-current balances

Bonds payable correspond to bonds in UF issued by the parent company on the Chilean market, bonds in U.S. dollars issued by the Parent Company on the U.S. market and the Swiss public market . A detail of these instruments is presented below:

		Current nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2023	12.31.2022	12.31.2023	12.31.2022
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	969,219	UF	6.50%	12.01.2026	Semiannually	11,660,222	10,513,470	18,669,905	28,795,438
CMF Registration 641 08.23.2010	C	1,090,909	UF	4.00%	08.15.2031	Semiannually	5,612,839	5,427,888	35,117,116	38,302,888
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.80%	08.16.2034	Semiannually	2,062,069	1,967,995	147,157,440	140,443,920
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	1,366,861	1,304,513	110,368,102	105,332,951
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2039	Semiannually	1,536,949	1,491,144	209,699,352	200,132,586
U.S. Bonds 2023 10.01.2013	—	365,000,000	USD	5.00%	10.01.2023	Semiannually	—	316,293,761	—	—
U.S. Bonds 2050 01.01.2020	—	300,000,000	USD	3.95%	01.21.2050	Semiannually	4,590,627	4,479,358	263,136,000	256,758,000
Swiss Bond 2023	—	170,000,000	CHF	2.7175%	09.20.2028	Annual	1,340,446	—	177,575,200	—
						Total	28,170,013	341,478,129	961,723,115	769,765,783

17.2.2     Non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Series	up to 2	up to 3	up to 4	More than 5	12.31.2023
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	12,249,648	6,420,257	—	—	18,669,905
CMF Registration 641 08.23.2010	C	5,016,730	5,016,731	5,016,731	20,066,924	35,117,116
CMF Registration 760 08.20.2013	D	—	—	—	147,157,440	147,157,440
CMF Registration 760 04.02.2014	E	—	—	—	110,368,102	110,368,102
CMF Registration 912 10.10.2018	F	—	—	—	209,699,352	209,699,352
U.S. Bonds 2050 01.21.2020	—	—	—	—	263,136,000	263,136,000
Swiss Bond 2023 09.20.2023	—	—	—	—	177,575,200	177,575,200
Total	—	17,266,378	11,436,988	5,016,731	928,003,018	961,723,115

17.2.3     Market rating

The bonds issued on the Chilean market had the following rating:

AA+	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA+	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market had the following rating:

BBB	:	S&P Global Ratings
BBB+	:	Fitch Ratings Inc.

17.2.4     Restrictions

17.2.4.1  Restrictions regarding bonds placed abroad.

Obligations with bonds placed abroad are not affected by financial restrictions for the periods reported.

17.2.4.2  Restrictions regarding bonds placed in the local market.

The following financial information was used for calculating restrictions:

12.31.2023
ThCh$
Average net financial debt last 4 quarters	671,538,372
Net financial debt	647,364,644
Unencumbered assets	2,813,063,535
Total unsecured liabilities	1,920,451,919
EBITDA LTM	443,666,843
Net financial expenses LTM	34,513,707

Restrictions on the issuance of bonds for a fixed amount registered under number 254, series B1 and B2.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Income by Function”. “Consolidated Net Financial Liabilities” will be considered as the result of : /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

"EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2023 , this ratio was 1.51 times.

●	Maintain, and in no manner lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.
●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2023, this ratio was 1.46 times.

Restrictions to bond lines registered in the Securities Registered under number 641, series C

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Income by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of: /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2023, this ratio was 1.51 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less "Other Current Financial Assets" and "Other Non-Current Financial Assets" of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less "Other Current Financial Assets" and "Other Non-Current Financial Assets" of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2023, this ratio was 1.46 times.

●	Maintain a level of “Net Financial Coverage” greater than 3 times in its quarterly financial statements. Net financial coverage means the ratio between the issuer’s EBITDA of the last 12 months and the issuer’s Net Financial Expenses in the last 12 months. Net Financial Expenses will be regarded as the difference between the absolute value of interest expense associated with the issuer’s financial debt account accounted for under “Financial Costs”; and interest income associated with the issuer’s cash accounted for under the Financial Income account. However, this restriction shall be deemed to have been breached where the mentioned level of net financial coverage is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2023, Net Financial Coverage was 12.85 times.

Restrictions to bond lines registered in the Securities Registrar under number 760, series D and E.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Results by Function”.

"Consolidated Net Financial Liabilities” will be considered as the result of : /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

"EBITDA” will be considered as the addition of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2023, this ratio was 1.51 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2023, this ratio was 1.46 times.

●	Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) ”Depreciation”; plus (vi) ”Intangibles Amortization”.

Restrictions to bond lines registered in the Securities Registrar under number 912, series F.

●	Maintain an Indebtedness Level not greater than three point five times the EBITDA. For these purposes, “Indebtedness Level” will be considered as the ratio between /a/ the average over the last four Quarters of the Consolidated Net Financial Liabilities, and /b/ the accumulated EBITDA in the period of twelve consecutive months ending at the closing of the latest “Consolidated Financial Statements of Results by Function”.

“Consolidated Net Financial Liabilities” will be considered as the result of : /i/ “Other Financial Liabilities, Current”, plus /ii/ “Other Financial Liabilities, Non-Current”, minus /iii/ the sum of “Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current” (to the extent that they correspond to the balances of assets for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities);

“EBITDA” will be considered as the sum of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, “Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of “Depreciation” and “Amortization for the Year” presented in the Notes to the Issuer’s Consolidated Financial Statements.

As of December 31, 2023, this ratio was 1.51 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable. Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position. The following will be considered in determining Consolidated Assets: assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2023, this ratio was 1.46 times.

●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

As of December 31, 2023, the Company complies with all financial covenants.

17.3     Derivative contract obligations

Please see details in Note 22.

17.4 Liabilities for leasing agreements

17.4.1     Current liabilities for leasing agreements

								Maturity		Total
Indebted entity		Creditor entity				Type of	Nominal	Up to	90 days and up to	At	At
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2023	12.31.2022
								ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	318,556	1,016,205	1,334,761	1,069,428
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	124,735	393,518	518,253	121,291
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real Estate	Brazil	BRL	Monthly	8.10%	160,994	380,117	541,111	155,613
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	3.50%	80,753	242,258	323,011	299,362
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	88,718	266,155	354,873	497,308
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	50.00%	349,588	455,536	805,124	622,574
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	19,369	57,400	76,769	123,253
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	12.00%	78,364	175,671	254,035	—
Vital Jugos S.A.	Chile	76.080.198-4	De Lage Landen Chile S.A	Chile	USD	Monthly	5.49%	155,549	471,198	626,747	588,820
Vital Jugos S.A.	Chile	77.951.700-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	39.22%	32,709	90,988	123,697	—
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	7.50%	—	—	—	998,501
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	11.24%	262,042	736,459	998,501	—
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	3.86%	603,428	—	603,428	—
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	5.56%	—	—	—	602,887
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	128,214	128,214	118,883
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	82,787	242,318	325,105	—
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	20,389	55,293	75,682	—
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	—	—	—	177,802
Transporte Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.45%	118,598	79,957	198,555	—
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	248,800	757,225	1,006,025	932,903
Transporte Andina Refrescos Ltda	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.34%	187,889	575,368	763,257	—
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	—	-		309,440
Transporte Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	85,954	264,920	350,874	—
Red de Transportes Comerciales Ltda	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	125,260	393,001	518,261	—
Red de Transportes Comerciales Ltda	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	—	—	—	482,514
									Total	9,926,283	7,100,579

The Company maintains leases on forklifts, vehicles, real estate and machinery. These leases have an average lifespan of between one and eight years without including a renewal option in the contracts.

17.4.2    Non-current liabilities for leasing agreements

							Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	2 years	2 years	3 years	4 years	5 years	5 years	12.31.2023
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,508,279	1,704,356	1,925,922	2,176,292	586,918	7,901,767
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	572,983	633,670	700,981	775,654	1,514,109	4,197,397
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real Estate	Brazil	BRL	Monthly	8.10%	351,697	316,738	166,992	—	—	835,427
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	298,867	34,834	32,714	—	—	366,415
Embotelladora del Atlántico S.A.	Argentina	O-E	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	473,164	236,582	473,164	236,582	325,300	1,744,792
Embotelladora del Atlántico S.A.	Argentina	O-E	Real Estate	Argentina	ARS	Monthly	50.00%	3,505	1,752	—	—	—	5,257
Embotelladora del Atlántico S.A.	Argentina	O-E	Real Estate	Argentina	USD	Monthly	12.00%	391,171	195,586	329,479	164,740	1,009,031	2,090,007
Embotelladora del Atlántico S.A.	Argentina	O-E	Systems	Argentina	USD	Monthly	12.00%	30,877	15,438	—	—	—	46,315
Vital Jugos S.A.	Chile	O-E	De Lage Landen Chile S.A	Chile	USD	Monthly	5.49%	166,326	—	—	—	—	166,326
Vital Jugos S.A.	Chile	77.951.198-4	Sig Combibloc Chile SPA.	Chile	EUR	Monthly	39.22%	215,369	107,685	238,039	119,019	446,054	1,126,166
Transportes Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	0.45%	40,226	20,113	—	—	—	60,339
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	631,973	315,986	—	—	—	947,959
Transportes Andina Refrescos Ltda.	Chile	76.536.499-k	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.34%	1,082,507	541,253	1,124,173	562,085	—	3,310,018
Red de Transportes Comerciales Ltda.	Chile	76.930.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	2.48%	235,140	117,569	—	—	—	352,709
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	51,013	25,506	—	—	—	76,519
Transportes Polar S.A.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	4.11%	484,434	242,217	495,328	247,664	—	1,469,643
Transportes Polar S.A.	Chile	93.075.000-k	Importadora Técnica Vignola SAIC	Chile	UF	Monthly	3.67%	76,480	38,241	—	—	—	114,721
												Total	24,811,777

17.4.3 Non-current liabilities for leasing agreements (previous year)

							Maturity
Indebted entity		Creditor entity				Type of	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2022
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,208,453	1,365,552	1,543,074	1,743,674	2,501,730	8,362,483
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	130,569	140,558	151,311	162,886	409,959	995,283
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	57,105	8,702	—	—	—	65,807
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	292,445	270,586	31,538	29,618	—	624,187
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	842,297	—	513,737	335,293	1,691,327
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	136,139	—	—	—	136,139
VJ S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	12.16%	769,982	—	—	—	—	769,982
Transportes Andina Refrescos Ltda.	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	—	355,952	—	—	—	355,952
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	195,393	—	—	—	195,393
Red de Transportes Comerciales Ltda.	Chile	76.390.501-7	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	—	831,235	—	—	—	831,235
Transportes Andina Refrescos Ltda.	Chile	76.536.499-K	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	—	1,864,841	—	—	—	1,864,841
												Total	15,892,629

Leasing agreement obligations are not subject to financial restrictions for the reported periods.